Financial liabilities - Disclosure of Detailed Information about Bank Loan (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Jul. 10, 2020
Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 10,068	€ 10,064
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(8)	3
Accumulated fixed interest expense accrual	153	146
Repayment	(1,086)	(145)
Liabilities arising from financing activities at end of period	€ 9,127	€ 10,068
PGE Loan, HSBC France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%
Borrowings, interest rate			0.31%
PGE Loan, HSBC France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 5,030	€ 5,020
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(1)	17
Accumulated fixed interest expense accrual	42	26
Repayment	(661)	(33)
Liabilities arising from financing activities at end of period	€ 4,409	€ 5,030
PGE Loan, BPI France
Changes in liabilities arising from financing activities [abstract]
Borrowing, guarantee fee	0.25%	0.25%		1.61%
Borrowings, interest rate	1.36%	1.36%		2.25%
PGE Loan, BPI France | Long-term borrowings
Summary Of Conditional Advances, Banks Loans And Loans [Line Items]
Liabilities arising from financing activities at beginning of period	€ 5,038	€ 5,044
Changes in liabilities arising from financing activities [abstract]
Principal received	0	0
Impact of discounting and accretion	(7)	(14)
Accumulated fixed interest expense accrual	111	120
Repayment	(425)	(112)
Liabilities arising from financing activities at end of period	€ 4,717	€ 5,038